ACQUISITIONS - Crystal Orange & Blossom Hill (Details) ¥ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	May 25, 2017 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business acquisition, pro forma information
Cash consideration to noncontrolling interests				¥ 39	$ 5	¥ 84	¥ 4
Crystal Orange
Acquisitions
Percentage of ownership interest acquired	100.00%
Cash consideration	¥ 3,765
Blossom Hill
Acquisitions
Percentage of ownership interest acquired			83.00%	99.00%	99.00%
Aggregated consideration			¥ 536
Cash consideration			463
Implied fair value of equity interests			¥ 73
Percentage of equity interests transferred			11.00%
Gain on remeasurement			¥ 13
Business acquisition, pro forma information
Pro forma net revenue						10,124	8,331
Pro forma net income						¥ 701	¥ 1,214
Percentage of noncontrolling interest acquired		5.00%	11.00%
Cash consideration to noncontrolling interests		¥ 34	¥ 73